Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of fair value of the options granted using the Binomial model
Year ended December 31, 2021
Share price	$16.85
Contractual life	10 years
Expected exercise factor	1.5
Dividend yield	0%
Expected volatility (weighted average)	35.1%
Risk-free interest rate	0.5%–1.3%
Fair value of option at the grant date	$16.85

Year ended December 31, 2022

Share price	$2,110
Contractual life	8 years
Expected exercise factor	1.5
Dividend yield	0%
Expected volatility (weighted average)	41%
Risk-free interest rate	3.28%–3.65%
Fair value of option at the grant date	$1,078–$2,126

Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	66,250	$0.45	7.96	$1,360
Exercised	(20,000)	-
Forfeited	(20,000)	-
Outstanding at December 31, 2022	26,250	$0.91	5.95	$397
Exercisable at December 31, 2022	6,250	$3.81	0.6	$76

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	-	$-	-	$-
Granted	4,028	264.67
Outstanding at December 31, 2022	4,028	264.67	7.94	7,499
Exercisable at December 31, 2022	827	$0.28	7.92	$1,839

Schedule of options outstanding
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0	20,000	7.62	-	$-
3.81	6,250	0.6	6,250	$3.81
	26,250	5.99	6,250	$3.81

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0.28	3,238	7.92	827	$0.28
469	297	7.99	-	-
1,878	493	7.99	-	-
	4,028	7.94	827	$0.28

Schedule of share-based payment expense related to employee stock option
	Year ended December 31,
	2021	2022

Selling and marketing expenses	$956	$(56)
General and administrative expenses	-	2,135
	$956	$2,079